Business Combination,Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Geographic Operating Segment - Summary of Net Sales by Product and Geographic Segment (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Net sales	$ 258,131	$ 249,945	$ 219,299
Net sales, discontinued operations	1,549	8,979	11,888
Net sales, continuing and discontinued operations	259,680	258,924	231,187
Mexico [member]
Disclosure of geographical areas [line items]
Net sales	57,367	52,731	44,612
United States [member]
Disclosure of geographical areas [line items]
Net sales	65,536	66,554	56,828
United Kingdom [member]
Disclosure of geographical areas [line items]
Net sales	20,179	21,153	20,227
France [member]
Disclosure of geographical areas [line items]
Net sales	16,162	14,535	12,064
Germany [member]
Disclosure of geographical areas [line items]
Net sales	8,717	8,187	7,009
Spain [member]
Disclosure of geographical areas [line items]
Net sales	5,880	5,722	5,396
Poland [member]
Disclosure of geographical areas [line items]
Net sales	5,478	4,711	4,337
Rest of Europe [member]
Disclosure of geographical areas [line items]
Net sales	8,575	7,394	6,797
Colombia [member]
Disclosure of geographical areas [line items]
Net sales	10,685	12,414	11,560
Panama [member]
Disclosure of geographical areas [line items]
Net sales	5,014	4,782	4,531
Costa Rica [member]
Disclosure of geographical areas [line items]
Net sales	2,426	2,467	2,429
Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Net sales	10,844	10,600	10,189
Philippines [member]
Disclosure of geographical areas [line items]
Net sales	8,296	9,655	8,432
Egypt [member]
Disclosure of geographical areas [line items]
Net sales	3,862	6,945	6,918
Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net sales	13,516	11,846	9,929
Other Locations [member]
Disclosure of geographical areas [line items]
Net sales	11,311	10,249	8,041
Caribbean TCL [member]
Disclosure of geographical areas [line items]
Net sales	4,283
Operating segments [member] | Cement segment [member]
Disclosure of geographical areas [line items]
Net sales	134,329	130,682	112,968
Net sales, discontinued operations	0	422	1,046
Net sales, continuing and discontinued operations	134,329	131,104	114,014
Operating segments [member] | Cement segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Net sales	42,195	37,647	30,384
Operating segments [member] | Cement segment [member] | United States [member]
Disclosure of geographical areas [line items]
Net sales	27,804	28,585	23,358
Operating segments [member] | Cement segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Net sales	4,879	5,267	4,705
Operating segments [member] | Cement segment [member] | France [member]
Disclosure of geographical areas [line items]
Net sales	0	0	0
Operating segments [member] | Cement segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Net sales	3,595	3,416	3,098
Operating segments [member] | Cement segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Net sales	5,499	5,478	5,265
Operating segments [member] | Cement segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Net sales	3,230	2,811	2,630
Operating segments [member] | Cement segment [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Net sales	6,236	5,286	5,075
Operating segments [member] | Cement segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Net sales	7,043	8,814	8,158
Operating segments [member] | Cement segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Net sales	3,876	3,794	3,368
Operating segments [member] | Cement segment [member] | Costa Rica [member]
Disclosure of geographical areas [line items]
Net sales	2,095	2,144	2,092
Operating segments [member] | Cement segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Net sales	11,412	10,998	9,633
Operating segments [member] | Cement segment [member] | Philippines [member]
Disclosure of geographical areas [line items]
Net sales	8,093	9,405	8,270
Operating segments [member] | Cement segment [member] | Egypt [member]
Disclosure of geographical areas [line items]
Net sales	3,347	6,076	6,052
Operating segments [member] | Cement segment [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net sales	928	961	880
Operating segments [member] | Cement segment [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Net sales	0	0	0
Operating segments [member] | Cement segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Net sales	4,097
Operating segments [member] | Concrete segment [member]
Disclosure of geographical areas [line items]
Net sales	100,853	97,709	86,701
Net sales, discontinued operations	525	1,366	3,877
Net sales, continuing and discontinued operations	101,378	99,075	90,578
Operating segments [member] | Concrete segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Net sales	14,672	13,664	13,163
Operating segments [member] | Concrete segment [member] | United States [member]
Disclosure of geographical areas [line items]
Net sales	35,400	35,843	30,129
Operating segments [member] | Concrete segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Net sales	7,459	7,830	7,729
Operating segments [member] | Concrete segment [member] | France [member]
Disclosure of geographical areas [line items]
Net sales	13,367	11,883	10,026
Operating segments [member] | Concrete segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Net sales	4,668	4,539	3,749
Operating segments [member] | Concrete segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Net sales	944	823	721
Operating segments [member] | Concrete segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Net sales	2,532	2,237	1,916
Operating segments [member] | Concrete segment [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Net sales	2,715	2,254	1,945
Operating segments [member] | Concrete segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Net sales	4,024	4,522	4,428
Operating segments [member] | Concrete segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Net sales	1,725	1,577	1,424
Operating segments [member] | Concrete segment [member] | Costa Rica [member]
Disclosure of geographical areas [line items]
Net sales	386	390	367
Operating segments [member] | Concrete segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Net sales	1,308	1,526	2,058
Operating segments [member] | Concrete segment [member] | Philippines [member]
Disclosure of geographical areas [line items]
Net sales	67	143	115
Operating segments [member] | Concrete segment [member] | Egypt [member]
Disclosure of geographical areas [line items]
Net sales	479	943	975
Operating segments [member] | Concrete segment [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net sales	11,078	9,535	7,956
Operating segments [member] | Concrete segment [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Net sales	0	0	0
Operating segments [member] | Concrete segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Net sales	29
Operating segments [member] | Aggregates segment [member]
Disclosure of geographical areas [line items]
Net sales	41,267	40,341	34,244
Net sales, discontinued operations	340	785	1,928
Net sales, continuing and discontinued operations	41,607	41,126	36,172
Operating segments [member] | Aggregates segment [member] | Mexico [member]
Disclosure of geographical areas [line items]
Net sales	3,416	3,156	2,860
Operating segments [member] | Aggregates segment [member] | United States [member]
Disclosure of geographical areas [line items]
Net sales	14,436	14,565	11,914
Operating segments [member] | Aggregates segment [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Net sales	7,758	8,195	7,614
Operating segments [member] | Aggregates segment [member] | France [member]
Disclosure of geographical areas [line items]
Net sales	6,373	5,640	4,410
Operating segments [member] | Aggregates segment [member] | Germany [member]
Disclosure of geographical areas [line items]
Net sales	2,134	2,112	1,790
Operating segments [member] | Aggregates segment [member] | Spain [member]
Disclosure of geographical areas [line items]
Net sales	259	196	150
Operating segments [member] | Aggregates segment [member] | Poland [member]
Disclosure of geographical areas [line items]
Net sales	701	579	489
Operating segments [member] | Aggregates segment [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Net sales	1,055	911	728
Operating segments [member] | Aggregates segment [member] | Colombia [member]
Disclosure of geographical areas [line items]
Net sales	1,224	1,364	1,329
Operating segments [member] | Aggregates segment [member] | Panama [member]
Disclosure of geographical areas [line items]
Net sales	452	413	383
Operating segments [member] | Aggregates segment [member] | Costa Rica [member]
Disclosure of geographical areas [line items]
Net sales	122	179	138
Operating segments [member] | Aggregates segment [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Net sales	268	322	376
Operating segments [member] | Aggregates segment [member] | Philippines [member]
Disclosure of geographical areas [line items]
Net sales	159	164	96
Operating segments [member] | Aggregates segment [member] | Egypt [member]
Disclosure of geographical areas [line items]
Net sales	16	26	36
Operating segments [member] | Aggregates segment [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net sales	2,875	2,519	1,931
Operating segments [member] | Aggregates segment [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Net sales	0	0	0
Operating segments [member] | Aggregates segment [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Net sales	19
Operating segments [member] | All other segments [member]
Disclosure of geographical areas [line items]
Net sales	57,087	53,179	49,588
Net sales, discontinued operations	687	6,665	5,474
Net sales, continuing and discontinued operations	57,774	59,844	55,062
Operating segments [member] | All other segments [member] | Mexico [member]
Disclosure of geographical areas [line items]
Net sales	11,211	11,773	9,956
Operating segments [member] | All other segments [member] | United States [member]
Disclosure of geographical areas [line items]
Net sales	6,235	7,107	7,994
Operating segments [member] | All other segments [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Net sales	8,067	7,889	7,859
Operating segments [member] | All other segments [member] | France [member]
Disclosure of geographical areas [line items]
Net sales	205	278	224
Operating segments [member] | All other segments [member] | Germany [member]
Disclosure of geographical areas [line items]
Net sales	2,335	2,262	2,103
Operating segments [member] | All other segments [member] | Spain [member]
Disclosure of geographical areas [line items]
Net sales	676	472	392
Operating segments [member] | All other segments [member] | Poland [member]
Disclosure of geographical areas [line items]
Net sales	226	219	197
Operating segments [member] | All other segments [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Net sales	462	338	562
Operating segments [member] | All other segments [member] | Colombia [member]
Disclosure of geographical areas [line items]
Net sales	1,960	1,761	1,345
Operating segments [member] | All other segments [member] | Panama [member]
Disclosure of geographical areas [line items]
Net sales	180	139	172
Operating segments [member] | All other segments [member] | Costa Rica [member]
Disclosure of geographical areas [line items]
Net sales	120	126	109
Operating segments [member] | All other segments [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Net sales	307	298	451
Operating segments [member] | All other segments [member] | Philippines [member]
Disclosure of geographical areas [line items]
Net sales	52	70	62
Operating segments [member] | All other segments [member] | Egypt [member]
Disclosure of geographical areas [line items]
Net sales	173	217	236
Operating segments [member] | All other segments [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net sales	2,148	1,379	1,115
Operating segments [member] | All other segments [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Net sales	22,515	18,851	16,811
Operating segments [member] | All other segments [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Net sales	215
Elimination of intersegment amounts [member]
Disclosure of geographical areas [line items]
Net sales	(75,405)	(71,966)	(64,202)
Net sales, discontinued operations	(3)	(259)	(437)
Net sales, continuing and discontinued operations	(75,408)	(72,225)	(64,639)
Elimination of intersegment amounts [member] | Mexico [member]
Disclosure of geographical areas [line items]
Net sales	(14,127)	(13,509)	(11,751)
Elimination of intersegment amounts [member] | United States [member]
Disclosure of geographical areas [line items]
Net sales	(18,339)	(19,546)	(16,567)
Elimination of intersegment amounts [member] | United Kingdom [member]
Disclosure of geographical areas [line items]
Net sales	(7,984)	(8,028)	(7,680)
Elimination of intersegment amounts [member] | France [member]
Disclosure of geographical areas [line items]
Net sales	(3,783)	(3,266)	(2,596)
Elimination of intersegment amounts [member] | Germany [member]
Disclosure of geographical areas [line items]
Net sales	(4,015)	(4,142)	(3,731)
Elimination of intersegment amounts [member] | Spain [member]
Disclosure of geographical areas [line items]
Net sales	(1,498)	(1,247)	(1,132)
Elimination of intersegment amounts [member] | Poland [member]
Disclosure of geographical areas [line items]
Net sales	(1,211)	(1,135)	(895)
Elimination of intersegment amounts [member] | Rest of Europe [member]
Disclosure of geographical areas [line items]
Net sales	(1,893)	(1,395)	(1,513)
Elimination of intersegment amounts [member] | Colombia [member]
Disclosure of geographical areas [line items]
Net sales	(3,566)	(4,047)	(3,700)
Elimination of intersegment amounts [member] | Panama [member]
Disclosure of geographical areas [line items]
Net sales	(1,219)	(1,141)	(816)
Elimination of intersegment amounts [member] | Costa Rica [member]
Disclosure of geographical areas [line items]
Net sales	(297)	(372)	(277)
Elimination of intersegment amounts [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of geographical areas [line items]
Net sales	(2,451)	(2,544)	(2,329)
Elimination of intersegment amounts [member] | Philippines [member]
Disclosure of geographical areas [line items]
Net sales	(75)	(127)	(111)
Elimination of intersegment amounts [member] | Egypt [member]
Disclosure of geographical areas [line items]
Net sales	(153)	(317)	(381)
Elimination of intersegment amounts [member] | Rest of Asia, Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net sales	(3,513)	(2,548)	(1,953)
Elimination of intersegment amounts [member] | Other Locations [member]
Disclosure of geographical areas [line items]
Net sales	(11,204)	$ (8,602)	$ (8,770)
Elimination of intersegment amounts [member] | Caribbean TCL [member]
Disclosure of geographical areas [line items]
Net sales	$ (77)